INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense [Abstract]
Current			$ 645	$ 1,205
Deferred			202	(276)
Provision for income taxes	176	187	847	929
Income Tax Expense by Jurisdiction [Abstract]
Federal Income Tax			721	873
New York State Franchise Tax			126	56
Provision for income taxes	176	187	847	929
Assets [Abstract]
Deferred compensation			818	833
Allowance for loan losses			1,950	1,741
Postretirement benefits			155	174
Mortgage recording tax credit carryforward			151	206
Impairment losses on investment securities			183	337
Capital loss carryforward			339	293
Held-to-maturity securities			504
Other			188	284
Total			4,288	3,868
Liabilities [Abstract]
Pension asset			(1,686)	(511)
Depreciation			(783)	(703)
Accretion			(159)	(52)
Loan origination fees			(105)	(176)
Intangible assets			(1,486)	(1,486)
Investment securities and financial derivative			(64)	(1,008)
Prepaid expenses			(52)	(52)
Total			(4,335)	(3,988)
Net deferred tax assets			(47)	(120)
Less: deferred tax asset valuation allowance			(458)	(458)
Net deferred tax liability			(505)	(578)
Reconciliation of the Federal Statutory Income Tax Rate to the Effective Income Tax Rate [Abstract]
Federal statutory income tax rate (in hundredths)			34.00%	34.00%
State tax, net of federal benefit (in hundredths)			2.60%	1.00%
Tax-exempt interest income (in hundredths)			(8.50%)	(7.30%)
Increase in value of bank owned life insurance less premium paid (in hundredths)			(2.10%)	(2.30%)
Gain on proceeds from bank owned life insurance (in hundredths)				(0.40%)
Other (in hundredths)				1.00%
Effective income tax rate (in hundredths)			26.00%	26.00%
Unrecognized tax positions
Minimum
Income Tax Contingency [Line Items]
Tax years subject to examination			2010
Maximum
Income Tax Contingency [Line Items]
Tax years subject to examination			2012